Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2017	Sep. 30, 2017	Sep. 30, 2016
Statement of Financial Position [Abstract]
Preferred stock, shares authorized	25,000,000	25,000,000	25,000,000
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	47,660,000	47,660,000	47,160,000
Common stock, shares outstanding	47,660,000	47,660,000	47,160,000